EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

19. EARNINGS PER SHARE

The Group determines basic earnings per share based on the weighted average number of shares of common stock outstanding during the year. The Group computes diluted earnings per share on the weighted average number of shares outstanding combined with the incremental weighted average effect from all outstanding potentially dilutive instruments. As described in Note 1, the Conversion of the Group from S.R.L. to S.A. represents a change in the form of legal ownership, which is akin to a stock split. The calculation of earnings per share has been adjusted retrospectively to accommodate this change in company structure.

The calculated basic and diluted earnings per share for the year ended December 31, 2023, 2022 and 2021, were the same, as follows:

	2023	2022	2021

Earnings per share – basic and diluted	$0.019	$0.048	$0.025
Net earnings attributed to owners of the Group	$3,139,333	$8,028,610	$4,126,505
Weighted average number of shares – basic and diluted	168,142,740	168,142,740	168,142,740